TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	March 31, 2022	December 31, 2021
Trade accounts payable	$415,814	$362,890
Accrued liabilities	219,465	402,540
Government grant payable	33,709	33,709
	$668,988	$799,139